INCOME TAXES (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
INCOME TAXES
Effective income tax rate (as a percent)	24.60%	(31.00%)	24.80%	2.50%
Increase with respect to Texas Gross Margin Tax			8
Decrease in recognizing tax benefit pertaining to changes for tax on preferred share dividends			18